Other Non-current Assets (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about other non-current assets [line items]
Opening net book amount	¥ 481,414
Closing net book amount	424,959	¥ 481,414
Intangible assets [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	17,635	20,568
Additions	53	1,762
Charge for the year	(2,919)	(4,695)
Closing net book amount	14,769	17,635
Long-term prepaid expense [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	463,779	502,689
Additions	169,755	170,687
Charge for the year	(223,344)	(209,597)
Closing net book amount	410,190	463,779
Total [member]
Disclosure of information about other non-current assets [line items]
Opening net book amount	481,414	523,257
Additions	169,808	172,449
Charge for the year	(226,263)	(214,292)
Closing net book amount	¥ 424,959	¥ 481,414